Schedule of Future Minimum Lease Payments for Capital Leases (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current portion of capital lease obligations	€ 459	€ 557
Long-term portion	€ 494	€ 695